Segment and geographic information - Major components of Income before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Total		¥ 284,191	¥ 179,745	¥ 221,000
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		2,021	(4,846)	(9,937)
Realized gain on investments in equity securities held for operating purposes		21,027	28,385	1,355
Equity in earnings of affiliates		46,420	47,744	36,790
Corporate items	[1]	(11,997)	(12,590)	(91,073)
Other	[2],[3],[4]	(10,068)	14,692	78,618
Total		¥ 47,403	¥ 73,385	¥ 15,753

[1]	Income before income taxes for the year ended March 31, 2022 includes a loss of approximately ¥62.0 billion related to legacy transactions in the U.S. from before the global financial crisis (2007 – 2008) that was recognized including legal expenses as well as certain transactions intended to mitigate future losses.
[2]	Includes the impact of Nomura’s own creditworthiness.
[3]	Income before income taxes for the year ended March 31, 2022 includes a gain of approximately ¥79.0 billion from the partial sale of Nomura’s investment in the ordinary shares of Nomura Research Institute, Ltd.
[4]	Income before income taxes for the year ended March 31, 2023 includes a gain of approximately ¥28.0 billion from the sale of Nomura Research Institute, Ltd. ordinary shares.